Financial Instruments - Carrying Amount of Financing Liabilities (Details) - CAD ($)	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	$ 117,782,000	$ 127,697,000
Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	175,135,000	208,515,000
Liquidity risk | Senior secured revolving credit facility (the "Credit Facility")
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	81,073,000	82,512,000
Liquidity risk | Secured loans
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	8,537,000	13,192,000
Liquidity risk | Subordinated unsecured loan
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	20,000,000	20,000,000
Liquidity risk | Purchase Payable Non Interest Bearing [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	$ 8,172,000	$ 11,993,000